Note 14- Subsequent Events (Additional Information) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 09, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Repayment of debt		$ 0	$ 87,000	$ 427,245	$ 384,000	$ 111,000
Senior Notes
Subsequent Event [Line Items]
Redemption of debt	$ 263,000
Repayment of debt	$ 265,800